Subsequent events (Details) $ in Thousands	1 Months Ended
Aug. 31, 2025 USD ($)
CureVac N V
Subsequent events
Consideration transferred	$ 370,000
Percentage of royalty	1.00%
GSK
Subsequent events
Consideration transferred	$ 370,000
Percentage of royalty	1.00%
Royalty receivable	$ 50,000